Segment Results - Summary of Reportable Segments Revenues and Significant Operating Expenses (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Rental revenues	$ 1,548	$ 1,818	$ 7,005	$ 7,069
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Patient care and rental revenues	Patient care and rental revenues	Patient care and rental revenues	Patient care and rental revenues
Total revenues	$ 7,190	$ 4,127	$ 18,335	$ 17,164
Expenses:
Patient care expense	4,401	2,101	9,442	7,979
Facility rent expense	207	149	594	594
Cost of management fees			0	595
Depreciation and amortization	402	511	2,062	2,255
General and administrative expense	2,231	1,632	5,408	5,412
Credit loss expense	70	28	668	1,150
Total expenses	7,508	4,421	18,174	17,985
Income (loss) from operations	(318)	(294)	161	(821)
Real Estate
Revenues:
Rental revenues			$ 7,005	$ 7,069
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Patient care and rental revenues	Patient care and rental revenues
Total revenues			$ 7,062	$ 8,329
Expenses:
Facility rent expense			594	594
Cost of management fees			0	595
Depreciation and amortization			1,539	1,760
General and administrative expense			3,677	4,202
Credit loss expense			370	175
Total expenses			6,180	7,326
Income (loss) from operations			882	1,003
Healthcare Services Segment
Revenues:
Total revenues	5,642	2,309	11,273	8,835
Expenses:
Patient care expense	4,401	2,101	9,442	7,979
Facility rent expense	58		0	0
Depreciation and amortization	78	125	523	495
General and administrative expense	1,210	366	1,731	1,210
Credit loss expense	70	28	298	975
Total expenses	5,711	2,620	11,994	10,659
Income (loss) from operations	(69)	(311)	(721)	(1,824)
Patient Care Revenues
Revenues:
Total revenues	5,642	2,309	11,273	8,835
Patient Care Revenues | Healthcare Services Segment
Revenues:
Total revenues	$ 5,642	$ 2,309	11,273	8,835
Management Fees
Revenues:
Total revenues			0	1,050
Management Fees | Real Estate
Revenues:
Total revenues			0	1,050
Other Revenues
Revenues:
Total revenues			57	210
Other Revenues | Real Estate
Revenues:
Total revenues			$ 57	$ 210